Related Party Transactions (Details) - USD ($)			12 Months Ended
	Jan. 21, 2022	Oct. 05, 2021	Jan. 31, 2022	Oct. 25, 2021	Jan. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Related party transaction, description			The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 5 for further discussion.
National exchange and material capital raise			$ 4,000,000
Issued warrants (in Shares)		75,000		24,642
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 6.25
Warrants expire		3 years
Fair value warrants		$ 219,000
Warrants valued at services to executive officers		$ 144,000
Options to purchase shares (in Shares)	163,500
Common stock were issued to executives price (in Dollars per share)	$ 4.85
CommonStockWereIssuedToDirectorsPrice (in Dollars per share)	$ 5.34
Options vest term	3 years
Fair value options issued for services amounted			472,476
Common stock issued (in Shares)					51,825
Common stock market price					$ 777,375
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 4.9
Stock price (in Dollars per share)		$ 6.25
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock price (in Dollars per share)						$ 15
Former Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Common stock market price					$ 1,221,500
Issuance of shares (in Shares)					78,500
Pocono Coated Products LLC [Member]
Related Party Transactions (Details) [Line Items]
Purchase of materials			$ 7,862
Related party transaction, description			The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 3 for further discussion.
Finance payments			$ 7,862
PresidentAndChiefExecutiveOfficer[Member]
Related Party Transactions (Details) [Line Items]
Milestone bonus			50,000
Warrant clause			50,000
Warrant exercised			2,000,000
Fair value of warrant expense			$ 100,000